Trade Receivables, Net - Summary of Loss Allowance For Current Financial Assets At FVTOCI (Details) - Trade receivables [member] $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Gross carrying amount	$ 626,413	$ 22,308	$ 2,029,691
Loss allowance (Lifetime ECLs)			(1)
Net Amount	$ 626,413	$ 22,308	$ 2,029,690
Not past due [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Expected credit loss rate	0.00%	0.00%	0.00%
Gross carrying amount	$ 613,968	$ 21,864	$ 2,029,324
Net Amount	$ 613,968	$ 21,864	$ 2,029,324
Less than 1 month [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Expected credit loss rate	0.00%	0.00%
Gross carrying amount	$ 9,874	$ 352
Net Amount	$ 9,874	$ 352
1 to 3 months [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Expected credit loss rate	0.00%	0.00%	0.00%
Gross carrying amount	$ 2,571	$ 92	$ 207
Net Amount	$ 2,571	$ 92	$ 207
More than 91 days [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Expected credit loss rate			1.00%
Gross carrying amount			$ 160
Loss allowance (Lifetime ECLs)			(1)
Net Amount			$ 159